Receivables	12 Months Ended
Dec. 31, 2017
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Receivables
Note 11	Receivables

Receivables represent amounts the company expects to collect from other parties. Trade receivables consist mainly of amounts owed to PotashCorp by its customers, the largest individual customer being the related party, Canpotex.

Accounting Policies
Trade receivables are recognized initially at fair value and subsequently measured at amortized cost less provision for impairment of trade accounts receivable. When a trade receivable is uncollectible, it is written off against the provision. Subsequent recoveries of amounts previously written off are credited to the consolidated statements of income.

Supporting Information

	2017	2016

Trade accounts – Canpotex (Note 28)	$82	$141
– Other	314	292
Less provision for impairment of trade accounts receivable	(6)	(6)

	390	427
Income taxes receivable (Note 8)	24	41
Margin deposits on derivative instruments	21	27
GST and VAT receivable	24	22
Other non-trade accounts	30	28

	$489	$545

Accounting Estimates and Judgments
Determining when amounts are deemed uncollectible requires judgment.